Sales Incentives - Sales Deductions and Product Returns (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Accounts Receivable Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ (86,085)	$ (117,203)	$ (90,224)	$ (68,126)
Provision recorded for current period sales	(102,060)	(621,760)	(455,445)	(374,911)
Credits processed/Payments	97,921	555,595	428,466	356,952
Ending balance	(90,224)	(183,368)	(117,203)	(86,085)
Accounts Receivable Reserves [Member] | Chargebacks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(20,145)	(22,792)	(20,789)	(26,559)
Provision recorded for current period sales	(51,711)	(310,355)	(263,330)	(224,112)
Credits processed/Payments	51,067	286,228	261,327	230,526
Ending balance	(20,789)	(46,919)	(22,792)	(20,145)
Accounts Receivable Reserves [Member] | Rebates and Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(65,940)	(94,411)	(69,435)	(41,567)
Provision recorded for current period sales	(50,349)	(311,405)	(192,115)	(150,799)
Credits processed/Payments	46,854	269,367	167,139	126,426
Ending balance	(69,435)	(136,449)	(94,411)	(65,940)
Current Liabilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(63,328)	(77,398)	(67,263)	(35,061)
Provision recorded for current period sales	(17,507)	(110,989)	(81,161)	(74,704)
Credits processed/Payments	13,572	81,057	71,026	46,437
Ending balance	(67,263)	(107,330)	(77,398)	(63,328)
Current Liabilities [Member] | Returns [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(30,722)	(49,701)	(33,426)	(21,962)
Provision recorded for current period sales	(6,292)	(47,209)	(37,977)	(23,242)
Credits processed/Payments	3,588	32,766	21,702	14,482
Ending balance	(33,426)	(64,144)	(49,701)	(30,722)
Current Liabilities [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	(32,606)	(27,697)	(33,837)	(13,099)
Provision recorded for current period sales	(11,215)	(63,780)	(43,184)	(51,462)
Credits processed/Payments	9,984	48,291	49,324	31,955
Ending balance	$ (33,837)	$ (43,186)	$ (27,697)	$ (32,606)